Share-based Payments - Summary of Share Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares	Dec. 31, 2017 shares £ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Number of shares, Outstanding, Beginning balance | shares	4,406,252	4,711,502	3,248,187
Number of shares, Granted | shares	1,202,150	253,500	1,500,815
Number of shares, Forfeited | shares	(48,625)	(143,438)	(7,500)
Number of shares, Lapsed | shares	(8,750)
Number of shares, Exercised | shares	(252,187)	(415,312)	(30,000)
Number of shares, Outstanding, Ending balance | shares	5,298,840	4,406,252	4,711,502
Number of shares, Vested and exercisable, Ending balance | shares	3,811,736	3,847,305	4,030,833
Weighted average exercise price per share, Outstanding, Beginning balance | £ / shares	£ 1.90	£ 1.29	£ 0.72
Weighted average exercise price per share, Granted | £ / shares	10.82	17.01	2.58
Weighted average exercise price per share, Forfeited | £ / shares	10.42	12.74	0.16
Weighted average exercise price per share, Lapsed | £ / shares	3.90
Weighted average exercise price per share, Exercised | £ / shares	0.50	0.50	4.00
Weighted average exercise price per share, Outstanding, Ending balance | £ / shares	3.91	1.90	1.29
Weighted average exercise price per share, Vested and exercisable, Ending balance | £ / shares	£ 1.15	£ 0.68	£ 0.36